Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Level	March 31, 2023	Level	December 31, 2022
Assets:
Cash held in Trust Account	1	$4,666,884	1	$4,626,107
Description	Level	March 31, 2023	Level	December 31, 2022
Liabilities:
Warrant Liability – Public Warrants	2	$759,000	2	$253,000
Warrant Liability – Private Placement Warrants	2	$423,600	2	$141,200

Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Investments held in Trust Account – Money Market Funds primarily invested in U.S. Treasury Securities	1	$—	1	$253,027,240
Description	Level	December 31, 2022	Level	December 31, 2021
Liabilities:
Warrant Liability – Public Warrants	2	$253,000	1	$6,493,666
Warrant Liability – Private Placement Warrants	2	$141,200	2	$3,648,976